Trade Receivables - Summary of Trade Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross		$ 1,504	$ 1,305	$ 1,287
Accounts receivable and related parties, non- current gross		6	43	101
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	[1],[2]	1,580	1,407	1,412
Accounts receivable and related parties, non- current gross	[1],[2]	61	138	206
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables		(76)	(102)	(125)
Accounts receivable and related parties, non- current gross		$ (55)	$ (95)	$ (105)

[1]	See Note 24 for information about credits for contracts included in trade receivables.
[2]	See Note 36 for information about related parties.